DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 112
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Quaker Houghton Retirement Savings Plan (the “Plan”) provides only general information. The Plan document provides a complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan for certain U.S. employees of Quaker Chemical Corporation (doing business as Quaker Houghton) (the “Company”) and participating employers (AC Products, Inc. (“AC”), Epmar Corporation (“Epmar”), Summit Lubricants, Inc. (“Summit”), ECLI Products, LLC (“ECLI”), Houghton International Inc. (“Houghton”), Wallover Oil Company, Inc. (“Wallover”), Coral Chemical Company (“Coral”), Ultraseal America, Inc. (“Ultraseal”), SIFCO Applied Surface Concepts, LLC (“SIFCO”), and Baron Acquisition LLC (“Baron”). The Plan is administered by the Retirement Savings Plan Committee, which is appointed by the Company’s Board of Directors, and is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Employees of the Company and adopting affiliates are eligible to participate in the Plan on their first day of employment or as soon as administratively practicable thereafter, unless specified differently in any bargaining unit agreement.
Contributions
Participants may elect to contribute on a before-tax and/or after-tax basis any whole percentage of their compensation as defined, up to 75%, during the year, not to exceed the annual Internal Revenue Code (“IRC”) limits. At the discretion of the Retirement Savings Plan Committee, the Plan matches 50% of the first 6% of compensation as defined that is contributed to the Plan, with a maximum matching contribution of 3% of compensation. In addition, the Plan provides for non-elective non-discretionary contributions on behalf of participants who have completed one year of service equal to 3% of the eligible participant's compensation, as defined.
Participants who are eligible to make contributions and who have or will attain age 50 before the end of the Plan year are eligible to make catch-up contributions in accordance with, and subject to, the limitations of the IRC. No Company matching contributions are made with respect to catch-up contributions.
Participant Accounts
Each participant’s account is credited or deducted with the participant’s contribution and any applicable direct expenses and allocation of the Company’s contributions and any Plan earnings and losses. Allocations are based on participant earnings, account balances, or specific participation transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
Participant Notes Receivable
Participants may borrow from their fund accounts (other than amounts invested in the Quaker Chemical Corporation Stock Fund) an amount limited to the lesser of $50,000 or 50% of the participant’s vested account balance. The loans bear interest at a rate equal to the prevailing rate of interest charged for similar loans by lending institutions in the community (generally the prime rate), plus 1%. The term of each participant loan generally may not exceed five years except for the purchase of principal residence loans. Interest rates on outstanding participant notes receivable as of December 31, 2025 ranged from 4.25% to 9.50%. Principal and interest are paid ratably through periodic payroll deductions. Loan application fees and annual maintenance fees on all outstanding loans are paid by the participant. The Plan allows up to two loans at a time.
Payment of Benefits
Generally, upon separation of service, for any reason, a participant may receive a lump sum amount equal to the value of the participant’s account. In addition, a participant may elect to take an in-service distribution from their rollover account prior to reaching age 59 ½, and from all accounts upon reaching age 59 ½. If a participant’s vested account balance exceeds $1,000, the participant may defer payment until April 1 following the year the participant reaches the applicable age (age 70 ½ for a participant born before July 1, 1949, age 72, for a participant born after June 30, 1949 and before January 1, 1951, age 73 for a participant born on or after January 1, 1951 and before January 1, 1960, age 75 for a participant born on or after January 1960) or following the year in which the participant terminates employment, if later.
Hardship Withdrawals
Participants who are actively employed and who meet certain requirements may take a hardship withdrawal from their elective contributions.
Vesting
Upon entering the Plan, participants are fully vested in Company matching contributions, Company discretionary non-elective contributions, Company non-discretionary non-elective contributions, and employee deferrals plus actual earnings.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right to terminate the Plan subject to the provisions of ERISA.